Common Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Common Shareholders' Equity

Note 17. Common Shareholders’ Equity

For the period of January 1, 2014, through December 11, 2014 (i.e., prior to the closing date of the Transactions), our common equity reflected 100% ownership by Burger King Worldwide common shareholders. As a result of the Transactions that closed on December 12, 2014, our ownership interest changed and both Burger King Worldwide and Tim Hortons became indirect subsidiaries of us and Partnership, and we became the sole general partner of Partnership. Consequently, the number of our common shares outstanding decreased from 352,042,242 Burger King Worldwide shares on December 11, 2014 to 193,565,794 common shares of the Company on December 12, 2014. As a result, the carrying amount of equity attributable to us was adjusted to reflect the change in our ownership interest of our subsidiaries. Additionally, we now reflect a noncontrolling interest, which represents the interests of the holders of Partnership exchangeable units that are not held by us, as further described below. See Note 1, Description of Business and Organization.

Noncontrolling Interests

Noncontrolling interests represent equity interests in consolidated subsidiaries that are not attributable to us. As of December 31, 2014, the holders of Partnership exchangeable units held an economic interest of approximately 56.7% in Partnership common equity through 265,041,783 Partnership exchangeable units. Since the Partnership exchangeable units were issued to former holders of Burger King Worldwide common stock, the carrying amount of equity attributable to us was adjusted to reflect this transfer and the resulting noncontrolling interest held by the holders of Partnership exchangeable units in Partnership.

Pursuant to the terms of the partnership agreement, Partnership exchangeable units will be entitled to distributions from Partnership in an amount equal to any dividends or distributions that we declare and pay with respect to our common shares. Additionally, each holder of a Partnership exchangeable unit is entitled to vote in respect of matters on which holders of our common shares are entitled to vote through a special voting share of the Company. Any time after the one year anniversary of the Transactions’ effective date, the holder of a Partnership exchangeable unit will have the right to require Partnership to exchange all or any portion of such holder’s Partnership exchangeable units for our common shares at a ratio of one common share for each Partnership exchangeable unit, subject to our right as the general partner of Partnership, in our sole discretion, to deliver a cash payment in lieu of our common shares. If we elect to make a cash payment in lieu of issuing common shares, the amount of the payment will be the weighted average trading price of the common shares on the New York Stock Exchange for the 20 consecutive trading days ending on the last business day prior to the exchange date.

Partnership issued preferred units to us in connection with the Transactions and our issuance of the Preferred Shares. Under the terms of the partnership agreement, Partnership will make a preferred unit distribution to us in amounts equal to (i) dividends we pay on the Preferred Shares and (ii) in the event we redeem the Preferred Shares, the redemption amount of the Preferred Shares. Although the Partnership preferred units and related distributions eliminate in consolidation, they affect the amount of net income (loss) attributable to noncontrolling interests that we report. Net income (loss) attributable to noncontrolling interests for 2014 represents the noncontrolling interests’ portion of (a) Partnership net income (loss) from the Closing Date through December 31, 2014, less (b) preferred unit dividends accrued and preferred unit accretion recorded by Partnership of $317.6 million.

The noncontrolling interest recognized in connection with the VIE Restaurants of Tim Hortons Inc. was $1.1 million at December 12, 2014. See Note 1, Description of Business and Organization.

We adjust the net income (loss) in our consolidated statement of operations to exclude the noncontrolling interests’ proportionate share of results. Also, we present the proportionate share of equity attributable to the noncontrolling interests as a separate component of shareholders’ equity within our consolidated balance sheet.

Warrant

On December 12, 2014, we issued a warrant to purchase 8,438,225 shares of our common stock at an exercise price of $0.01 per share (the “Warrant”) to the purchaser of our Preferred Shares. We determined the value of the Warrant using the Black-Scholes method and allocated proceeds to the Preferred Shares and Warrant on a relative fair value basis, which resulted in $247.6 million of proceeds attributed to the Warrant. On December 15, 2014, upon exercise of the Warrant in full, we issued 8,438,225 of our common shares. See Note 16, Redeemable Preferred Shares.

Dividends Paid

Cash dividend payments to shareholders of Burger King Worldwide common stock were $105.6 million in 2014, $84.3 million in 2013 and $14.0 million in 2012.

Although we do not currently have a dividend policy, we may declare dividends periodically if our Board of Directors determines that it is in the best interests of the shareholders. The terms of the Preferred Shares and the 2014 Credit Agreement and 2014 Senior Notes Indenture and applicable Canadian Law limit our ability to pay cash dividends in certain circumstances. In addition, because we are a holding company, our ability to pay cash dividends on shares (including fractional shares) of our common stock may be limited by restrictions on our ability to obtain sufficient funds through dividends from our subsidiaries, including the restrictions under the 2014 Credit Agreement and 2014 Senior Notes Indenture. Subject to the foregoing, the payment of cash dividends on our common shares in the future, if any, will be at the discretion of our Board of Directors and will depend upon such factors as earnings levels, capital requirements, our overall financial condition and any other factors deemed relevant by our Board of Directors.

Annual Bonus Election

We have a bonus program under which eligible employees may elect to use a portion of their annual bonus compensation to purchase our common shares, and prior to the Transactions, Burger King Worldwide common stock. During 2014, we issued approximately 0.1 million shares of Burger King Worldwide common stock to participants in this program, for aggregate consideration of $3.3 million. During 2013, we issued approximately 0.3 million shares of Burger King Worldwide common shares to participants in this program, for aggregate consideration of $3.5 million. During 2012, we issued approximately 1.5 million shares of Burger King Worldwide common stock to participants in this program, for aggregate consideration of $5.4 million.

Accumulated Other Comprehensive Income (Loss)

The following table displays the change in the components of accumulated other comprehensive income (loss) (in millions):

	Derivatives	Pensions	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
Balances at December 31, 2011	$(19.6)	$(0.9)	$(92.8)	$(113.3)
Foreign currency translation adjustment	—	—	15.5	15.5
Net change in fair value of derivatives, net of tax	(16.6)	—	—	(16.6)
Amounts reclassified to earnings of cash flow hedges, net of tax	7.0	—	—	7.0
Pension and post-retirement benefit plans, net of tax	—	(1.3)	—	(1.3)
Amortization of prior service (credits) costs, net of tax	—	(1.6)	—	(1.6)

Balances at December 31, 2012	$(29.2)	$(3.8)	$(77.3)	$(110.3)

Foreign currency translation adjustment	—	—	50.1	50.1
Reclassification of foreign currency translation adjustment into net income	—	—	(3.0)	(3.0)
Net change in fair value of derivatives, net of tax	94.2	—	—	94.2
Amounts reclassified to earnings of cash flow hedges, net of tax	3.8	—	—	3.8
Pension and post-retirement benefit plans, net of tax	—	20.8	—	20.8
Amortization of prior service (credits) costs, net of tax	—	(1.8)	—	(1.8)
Amortization of actuarial (gains) losses, net of tax	—	0.8	—	0.8

Balances at December 31, 2013	$68.8	$16.0	$(30.2)	$54.6

Foreign currency translation adjustment	—	—	(224.1)	(224.1)
Net change in fair value of derivatives, net of tax	(53.3)	—	—	(53.3)
Amounts reclassified to earnings of cash flow hedges, net of tax	(4.1)	—	—	(4.1)
Pension and post-retirement benefit plans, net of tax	—	(23.8)	—	(23.8)
Amortization of prior service (credits) costs, net of tax	—	(1.8)	—	(1.8)
Amortization of actuarial (gains) losses, net of tax	—	(1.0)	—	(1.0)
Transfer to noncontrolling interests	3.6	6.1	103.8	113.5
OCI attributable to noncontrolling interests	(10.3)	—	41.7	31.4

Balances at December 31, 2014	$4.7	$(4.5)	$(108.8)	$(108.6)

The following table displays the reclassifications out of accumulated other comprehensive income (loss):

	Affected Line Item in the	Amounts Reclassified from AOCI
Details about AOCI Components	Statements of Operations	2014	2013	2012
Gains (losses) on cash flow hedges:
Interest rate derivative contracts	Interest expense, net	$(6.6)	$(6.1)	$(3.2)
Interest rate derivative contracts	Other operating expenses (income), net	13.4	—	(8.4)

	Total before tax	6.8	(6.1)	(11.6)
	Income tax (expense) benefit	(2.7)	2.3	4.6

	Net of tax	$4.1	$(3.8)	$(7.0)

Defined benefit pension:
Amortization of prior service credits (costs)	SG&A (1)	$2.9	$3.0	$2.6
Amortization of actuarial gains(losses)	SG&A (1)	1.0	(1.2)	—

	Total before tax	3.9	1.8	2.6
	Income tax (expense) benefit	(1.1)	(0.8)	(1.0)

	Net of tax	$2.8	$1.0	$1.6

Foreign currency translation adjustment into net income:
Sale of foreign entity	Other operating expenses (income), net	—	(3.0)	—

Total reclassifications	Net of tax	$6.9	$(5.8)	$(5.4)

(1)	Refers to selling, general and administrative expenses in the audited condensed consolidated statements of operations.